Expense Example {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - Retail PRO-07 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Retail Class
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942